Fair Value Measurements and Available for Sale Investments (Additional Information) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Available for sale investments	$ 0
Allowance for credit losses		$ 0